Direct Financing and Sales-Type Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 216,887	$ 110,196
Income earned from direct financing and sales-type leases	11,828	9,055	7,853
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases	97,780	56,857
Income earned from direct financing and sales-type leases	11,040	8,553	7,303
Direct Financing and Sales Type Leases | TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 102,836	$ 9,298